Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
For Termination Benefits(*)	$ 349,301,215	$ 9,489,614
Others	81,276,819	38,712,385
Total	430,578,034	$ 48,201,999
Restructuring provision	$ 312,120,192